Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net income	$ 26,643	$ 8,100
Adjustments for non-cash items:
Deferred income tax expense	1,665	33
Depreciation and depletion	3,745	3,386
Accretion of reclamation provision	204	197
Losses on disposals of investments	(2,769)	172
Unrealized loss (gain) on derivatives	(1,789)	475
Unrealized loss (gain) on foreign exchange	2,374	(1,074)
Write down of uncollectible account	0	621
Write down of equipment and materials and supplies inventory	593	1,144
Loss on sale of mineral properties	304	0
Finance costs on deferred consideration payable	229	0
Other expenses	417	0
Share-based payments	3,726	2,035
Total adjustments for non cash	35,342	15,089
Net change in non-cash working capital items	(7,919)	8,035
Cash provided by operating activities	27,423	23,124
Financing Activities
Shares issued for cash, net of issuance costs	74,216	9,104
Proceeds from option exercises and RSU vesting, net	2,275	986
Lease liability payments	(2,307)	(1,909)
Equipment loan payments	(325)	(166)
Cash provided by financing activities	73,859	8,015
Investing Activities
Exploration and evaluation expenditures	(576)	(2,105)
Additions to plant, equipment and mining properties	(26,299)	(4,455)
Cash used in investing activities	(26,875)	(6,560)
Effect of exchange rate changes on cash	0	50
Change in cash	74,407	24,579
Cash, beginning	27,317	2,688
Cash, ending	$ 101,724	$ 27,317